Risk Management (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Number Of Vessels In Operation	27
Number Of Charterers Employing Vessels	13
Risk Management, Variable Interest Rate, Effect of Hundred Basis Point Increase on Interest Cost	$ 4.6	$ 4.2
Assets, Total [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number Of Vessels In Operation	27